Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 - ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consist of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$446,070	$1,700,318
Less: allowance for doubtful accounts	(35,000)	-
Accounts receivable, net	$411,070	$1,700,318

The changes in allowance for doubtful accounts consist of the following:

	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period from Inception (April 27, 2015) to December 31, 2015
Balance, beginning of the year	$-	$-	$-
Provision for doubtful accounts	35,000	-	-
Uncollectible receivables written-off	-	-	-
Balance, end of the year	$35,000	$-	$-